UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02554

Name of Registrant: Vanguard Money Market Reserves

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Item 1: Schedule of Investments

Vanguard Prime Money Market Fund

Schedule of Investments
As of November 30, 2014

				Face	Market
			Maturity	Amount	Value
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (38.8%)
2	Federal Home Loan Bank Discount Notes	0.060%	12/3/14	500,000	499,998
2	Federal Home Loan Bank Discount Notes	0.053%	12/10/14	1,000,000	999,987
2	Federal Home Loan Bank Discount Notes	0.060%–0.062%	1/9/15	672,924	672,879
2	Federal Home Loan Bank Discount Notes	0.067%	1/14/15	1,551,100	1,550,973
2	Federal Home Loan Bank Discount Notes	0.083%	1/16/15	650,000	649,931
2	Federal Home Loan Bank Discount Notes	0.080%	1/21/15	1,000,000	999,887
2	Federal Home Loan Bank Discount Notes	0.078%–0.080%	1/23/15	1,203,550	1,203,411
2	Federal Home Loan Bank Discount Notes	0.080%–0.084%	1/28/15	1,000,000	999,868
2	Federal Home Loan Bank Discount Notes	0.080%	1/30/15	524,000	523,930
2	Federal Home Loan Bank Discount Notes	0.097%	2/25/15	1,201,250	1,200,972
2,3 Federal Home Loan Banks		0.111%	2/27/15	496,000	495,988
2,3 Federal Home Loan Banks		0.116%	3/10/15	97,500	97,500
3,4 Federal National Mortgage Assn.		0.126%	2/27/15	3,350,000	3,349,798
3,4 Federal National Mortgage Assn.		0.125%	8/5/15	1,775,000	1,774,756
	United States Treasury Bill	0.015%–0.055%	12/4/14	2,154,872	2,154,862
	United States Treasury Bill	0.065%	12/11/14	500,000	499,991
	United States Treasury Bill	0.067%–0.068%	12/18/14	1,700,000	1,699,946
	United States Treasury Bill	0.065%	1/2/15	754,325	754,281
	United States Treasury Bill	0.060%	1/29/15	2,600,000	2,599,744
	United States Treasury Bill	0.056%–0.057%	2/5/15	2,840,000	2,839,708
	United States Treasury Bill	0.050%–0.051%	2/12/15	1,500,000	1,499,847
	United States Treasury Bill	0.046%	2/19/15	250,000	249,974
	United States Treasury Bill	0.046%–0.052%	2/26/15	2,495,000	2,494,711
	United States Treasury Bill	0.051%	3/5/15	1,000,000	999,867
	United States Treasury Bill	0.048%	3/12/15	1,500,000	1,499,799
	United States Treasury Bill	0.046%	3/19/15	1,000,000	999,862
	United States Treasury Bill	0.048%	4/23/15	1,500,000	1,499,716
	United States Treasury Bill	0.052%	4/30/15	590,000	589,873
	United States Treasury Bill	0.056%–0.058%	5/7/15	2,500,000	2,499,378
	United States Treasury Bill	0.060%	5/14/15	1,200,000	1,199,672
	United States Treasury Bill	0.068%–0.070%	5/21/15	1,500,000	1,499,515
	United States Treasury Note/Bond	0.250%	12/15/14	155,000	155,011
	United States Treasury Note/Bond	0.125%	12/31/14	1,000,000	1,000,060
	United States Treasury Note/Bond	2.625%	12/31/14	1,000,000	1,002,098
	United States Treasury Note/Bond	4.000%	2/15/15	550,000	554,480
	United States Treasury Note/Bond	0.250%	2/28/15	2,361,000	2,362,175
	United States Treasury Note/Bond	2.375%	2/28/15	859,500	864,355
	United States Treasury Note/Bond	0.375%	3/15/15	1,300,000	1,301,200
	United States Treasury Note/Bond	0.375%	4/15/15	263,000	263,297
	United States Treasury Note/Bond	0.125%	4/30/15	433,250	433,348
	United States Treasury Note/Bond	2.500%	4/30/15	88,250	89,137
	United States Treasury Note/Bond	0.250%	5/15/15	1,651,750	1,653,079
	United States Treasury Note/Bond	0.250%	5/31/15	460,000	460,419
	United States Treasury Note/Bond	2.125%	5/31/15	365,500	369,225
Total U.S. Government and Agency Obligations (Cost $51,108,508)					51,108,508
Commercial Paper (20.8%)
Finance—Auto (1.3%)
	American Honda Finance Corp.	0.130%	12/4/14	130,000	129,999
	American Honda Finance Corp.	0.130%	12/5/14	192,000	191,997

	American Honda Finance Corp.	0.130%	12/8/14	200,000	199,995
	American Honda Finance Corp.	0.130%	12/9/14	42,250	42,249
	American Honda Finance Corp.	0.130%	1/9/15	70,000	69,990
	American Honda Finance Corp.	0.140%	1/21/15	38,000	37,992
5	BMW US Capital LLC	0.130%	12/8/14	35,000	34,999
5	BMW US Capital LLC	0.110%	12/22/14	20,000	19,999
3	Toyota Motor Credit Corp.	0.204%	12/4/14	221,000	221,000
3	Toyota Motor Credit Corp.	0.197%	1/5/15	74,000	74,000
3	Toyota Motor Credit Corp.	0.213%	2/6/15	22,000	22,002
3	Toyota Motor Credit Corp.	0.214%	3/12/15	193,000	193,000
3	Toyota Motor Credit Corp.	0.205%	4/2/15	148,500	148,500
3	Toyota Motor Credit Corp.	0.196%	4/27/15	121,000	121,000
3	Toyota Motor Credit Corp.	0.206%	5/6/15	174,000	174,000
					1,680,722
Finance—Other (1.1%)
	General Electric Capital Corp.	0.190%	12/1/14	173,000	173,000
	General Electric Capital Corp.	0.170%	12/4/14	76,000	75,999
	General Electric Capital Corp.	0.190%	12/8/14	49,500	49,498
	General Electric Capital Corp.	0.210%	2/5/15	49,500	49,481
	General Electric Capital Corp.	0.210%	2/6/15	49,500	49,481
	General Electric Capital Corp.	0.200%	2/13/15	99,000	98,959
	General Electric Capital Corp.	0.170%–0.200%	2/23/15	128,750	128,696
	General Electric Capital Corp.	0.200%	2/27/15	24,000	23,988
	General Electric Capital Corp.	0.200%	3/2/15	19,000	18,991
	General Electric Capital Corp.	0.200%	3/3/15	96,250	96,201
	General Electric Capital Corp.	0.200%	3/25/15	99,000	98,937
	General Electric Capital Corp.	0.220%	5/4/15	37,500	37,465
5	Govco LLC	0.190%	12/17/14	69,925	69,919
5	Govco LLC	0.190%	12/23/14	50,000	49,994
5	Old Line Funding LLC	0.170%	12/1/14	50,027	50,027
5	Old Line Funding LLC	0.150%	12/11/14	108,752	108,748
5	Old Line Funding LLC	0.150%	12/19/14	40,000	39,997
5	Old Line Funding LLC	0.160%	2/13/15	73,687	73,663
5	Old Line Funding LLC	0.160%	2/18/15	150,000	149,947
					1,442,991
Foreign Banks (12.4%)
3,5 Australia & New Zealand Banking Group, Ltd.		0.188%	2/13/15	247,500	247,497
3,5 Australia & New Zealand Banking Group, Ltd.		0.225%	2/25/15	417,000	417,000
3,5 Australia & New Zealand Banking Group, Ltd.		0.226%	3/5/15	134,000	134,000
3,5 Australia & New Zealand Banking Group, Ltd.		0.226%	3/5/15	226,000	226,000
3,5 Australia & New Zealand Banking Group, Ltd.		0.226%	5/7/15	247,000	246,994
3,5 Australia & New Zealand Banking Group, Ltd.		0.218%	5/14/15	247,500	247,494
3,5 Australia & New Zealand Banking Group, Ltd.		0.206%	7/27/15	190,000	189,993
3,5 Australia & New Zealand Banking Group, Ltd.		0.217%	8/4/15	376,000	376,000
3,5 Australia & New Zealand Banking Group, Ltd.		0.236%	10/27/15	228,000	227,989
3,5 Australia & New Zealand Banking Group, Ltd.		0.247%	11/3/15	376,000	376,000
3,5 Commonwealth Bank of Australia		0.226%	12/5/14	198,000	198,000
3,5 Commonwealth Bank of Australia		0.184%	12/17/14	44,000	44,000
3,5 Commonwealth Bank of Australia		0.225%	1/16/15	142,000	141,999
3,5 Commonwealth Bank of Australia		0.232%	2/6/15	173,000	172,998
3,5 Commonwealth Bank of Australia		0.231%	2/13/15	181,000	180,999
3,5 Commonwealth Bank of Australia		0.225%	2/20/15	223,000	222,999
3,5 Commonwealth Bank of Australia		0.225%	3/16/15	193,000	192,997
3,5 Commonwealth Bank of Australia		0.236%	3/23/15	500,000	500,000
3,5 Commonwealth Bank of Australia		0.236%	3/30/15	530,000	529,996
3,5 Commonwealth Bank of Australia		0.235%	5/22/15	112,500	112,500

3,5 Commonwealth Bank of Australia		0.241%	10/2/15	50,000	50,000
3,5 Commonwealth Bank of Australia		0.230%	10/6/15	189,000	189,000
3,5 Commonwealth Bank of Australia		0.231%	10/7/15	115,000	115,000
3,5 Commonwealth Bank of Australia		0.229%	10/9/15	348,000	348,000
3,5 Commonwealth Bank of Australia		0.231%	10/13/15	297,000	297,000
3,5 Commonwealth Bank of Australia		0.231%	10/14/15	276,000	276,000
5	DNB Bank ASA	0.180%	12/4/14	350,000	349,993
5	DNB Bank ASA	0.180%	12/8/14	360,000	359,987
5	DNB Bank ASA	0.185%	12/17/14	200,000	199,984
5	DNB Bank ASA	0.200%	2/2/15	900,000	899,685
5	DNB Bank ASA	0.200%	2/5/15	75,000	74,973
5	DNB Bank ASA	0.200%	3/16/15	500,000	499,708
5	DNB Bank ASA	0.200%	3/20/15	92,400	92,344
3,5 National Australia Funding Delaware Inc.		0.204%	2/23/15	1,000,000	1,000,000
5	Nordea Bank AB	0.200%	2/9/15	400,000	399,844
5	Nordea Bank AB	0.225%	3/24/15	480,000	479,661
5	Skandinaviska Enskilda Banken AB	0.203%	1/5/15	500,000	499,902
	Swedbank AB	0.205%	1/6/15	60,000	59,988
	Swedbank AB	0.185%	1/14/15	60,750	60,736
	Swedbank AB	0.185%–0.190%	1/15/15	92,500	92,478
	Swedbank AB	0.180%	2/11/15	200,000	199,928
	Swedbank AB	0.180%	2/12/15	200,000	199,927
	Swedbank AB	0.180%	2/13/15	140,000	139,948
	Swedbank AB	0.195%	3/3/15	129,000	128,936
	Swedbank AB	0.195%	3/4/15	196,000	195,901
	Swedbank AB	0.195%	3/5/15	200,000	199,898
	Swedbank AB	0.195%	3/6/15	200,000	199,897
	Swedbank AB	0.195%	3/9/15	156,000	155,917
	Swedbank AB	0.210%	3/24/15	198,000	197,870
	Swedbank AB	0.210%	3/26/15	198,000	197,867
	Swedbank AB	0.210%	3/27/15	24,000	23,984
3,5 Westpac Banking Corp.		0.226%	12/8/14	550,000	550,000
3,5 Westpac Banking Corp.		0.226%	3/5/15	100,000	100,003
3,5 Westpac Banking Corp.		0.223%	3/13/15	42,350	42,350
3,5 Westpac Banking Corp.		0.236%	4/9/15	208,000	208,015
3,5 Westpac Banking Corp.		0.226%	7/10/15	200,000	199,994
3,5 Westpac Banking Corp.		0.247%	9/2/15	428,000	427,987
3,5 Westpac Banking Corp.		0.246%	9/4/15	500,000	499,984
3,5 Westpac Banking Corp.		0.245%	9/15/15	695,000	694,976
3,5 Westpac Banking Corp.		0.245%	10/9/15	380,000	380,000
					16,273,120
Foreign Governments (0.3%)
5	CDP Financial Inc.	0.160%	12/10/14	19,000	18,999
5	CDP Financial Inc.	0.150%	1/8/15	38,000	37,994
5	CDP Financial Inc.	0.190%	2/17/15	35,500	35,485
6	CPPIB Capital Inc.	0.140%	12/15/14	33,000	32,998
6	CPPIB Capital Inc.	0.140%	1/6/15	53,000	52,993
6	PSP Capital Inc.	0.160%	12/15/14	23,000	22,999
6	PSP Capital Inc.	0.160%	12/17/14	69,000	68,995
6	PSP Capital Inc.	0.160%	12/19/14	38,000	37,997
6	PSP Capital Inc.	0.150%	12/22/14	60,000	59,995
6	PSP Capital Inc.	0.160%	2/17/15	36,500	36,487
					404,942
Foreign Industrial (2.6%)
5	BASF SE	0.110%–0.120%	12/15/14	282,500	282,487
5	GlaxoSmithKline Finance plc	0.130%–0.140%	12/15/14	152,000	151,992

5 GlaxoSmithKline Finance plc	0.150%	1/22/15	200,000	199,957
5 Nestle Capital Corp.	0.180%	1/28/15	123,500	123,464
5 Nestle Capital Corp.	0.251%	7/15/15	495,000	494,223
5 Nestle Capital Corp.	0.251%	7/17/15	247,500	247,108
Nestle Finance International Ltd.	0.180%	2/23/15	116,000	115,951
5 Reckitt Benckiser Treasury Services plc	0.150%–0.160%	1/6/15	99,000	98,985
5 Reckitt Benckiser Treasury Services plc	0.160%	1/13/15	25,000	24,995
5 Reckitt Benckiser Treasury Services plc	0.160%–0.170%	1/20/15	76,000	75,983
5 Reckitt Benckiser Treasury Services plc	0.170%	1/23/15	82,000	81,979
5 Reckitt Benckiser Treasury Services plc	0.170%	2/3/15	24,750	24,743
5 Roche Holdings Inc.	0.130%	12/8/14	35,000	34,999
5 Roche Holdings Inc.	0.130%	12/9/14	38,750	38,749
5 Roche Holdings Inc.	0.150%	1/5/15	297,000	296,957
5 Siemens Capital Co. LLC	0.130%	12/8/14	78,200	78,198
5 Total Capital Canada Ltd.	0.135%	12/2/14	500,000	499,998
5 Total Capital Canada Ltd.	0.125%	12/5/14	60,000	59,999
5 Total Capital Canada Ltd.	0.125%	12/8/14	50,000	49,999
Toyota Credit Canada Inc.	0.220%	1/6/15	19,500	19,496
Toyota Credit Canada Inc.	0.240%	3/9/15	64,500	64,458
Toyota Credit Canada Inc.	0.220%	4/20/15	50,000	49,957
5 Unilever NV	0.120%	12/12/14	360,000	359,987
				3,474,664
Industrial (3.1%)
5 Apple Inc.	0.120%	12/15/14	38,500	38,498
5 Apple Inc.	0.120%	12/18/14	8,000	8,000
5 Apple Inc.	0.120%	12/19/14	49,000	48,997
5 Chevron Corp.	0.150%	2/20/15	100,000	99,966
5 Chevron Corp.	0.150%	2/23/15	100,000	99,965
5 Chevron Corp.	0.140%	2/27/15	43,000	42,985
5 Chevron Corp.	0.140%	3/6/15	400,000	399,852
5 Chevron Corp.	0.160%	3/23/15	100,000	99,950
5 Chevron Corp.	0.160%	3/24/15	25,000	24,988
5 Emerson Electric Co.	0.120%	12/17/14	38,000	37,998
5 Honeywell International Inc.	0.120%	12/19/14	64,000	63,996
5 International Business Machines Corp.	0.110%	12/4/14	60,000	60,000
5 Procter & Gamble Co.	0.170%	12/1/14	49,500	49,500
5 The Coca-Cola Co.	0.180%	1/7/15	99,000	98,982
5 The Coca-Cola Co.	0.180%	1/9/15	50,000	49,990
5 The Coca-Cola Co.	0.190%	1/29/15	198,000	197,938
5 The Coca-Cola Co.	0.190%	1/30/15	198,000	197,937
5 The Coca-Cola Co.	0.190%	2/2/15	49,500	49,484
5 The Coca-Cola Co.	0.190%	2/5/15	74,250	74,224
5 The Coca-Cola Co.	0.200%	2/11/15	198,000	197,921
5 The Coca-Cola Co.	0.200%	2/13/15	197,500	197,419
5 The Coca-Cola Co.	0.200%	2/18/15	97,996	97,953
5 The Coca-Cola Co.	0.200%	2/19/15	50,000	49,978
5 The Coca-Cola Co.	0.200%	2/23/15	49,000	48,977
5 The Coca-Cola Co.	0.200%	2/25/15	50,000	49,976
5 The Coca-Cola Co.	0.200%	2/26/15	149,000	148,928
5 The Coca-Cola Co.	0.200%	3/9/15	198,000	197,892
5 The Coca-Cola Co.	0.200%	3/10/15	99,500	99,445
5 The Coca-Cola Co.	0.200%	3/12/15	49,500	49,472
5 The Coca-Cola Co.	0.200%	3/13/15	116,000	115,934
5 The Coca-Cola Co.	0.200%	3/16/15	124,000	123,928
5 The Coca-Cola Co.	0.200%	3/18/15	50,000	49,970
5 The Coca-Cola Co.	0.200%	3/19/15	50,000	49,970
5 The Coca-Cola Co.	0.200%	3/23/15	127,000	126,921

5 The Coca-Cola Co.	0.210%	3/25/15	174,000	173,884
5 The Coca-Cola Co.	0.190%	4/9/15	73,500	73,450
5 The Coca-Cola Co.	0.190%–0.200%	4/10/15	104,000	103,928
5 The Coca-Cola Co.	0.190%	4/16/15	124,000	123,911
5 The Coca-Cola Co.	0.220%	4/21/15	50,000	49,957
5 The Coca-Cola Co.	0.190%–0.220%	4/22/15	150,000	149,873
5 The Coca-Cola Co.	0.210%	5/12/15	25,000	24,976
				4,047,913
Total Commercial Paper (Cost $27,324,352)				27,324,352
Certificates of Deposit (32.4%)
Domestic Banks (9.2%)
Citibank NA	0.230%	12/16/14	30,500	30,500
Citibank NA	0.230%	12/17/14	11,000	11,000
Citibank NA	0.220%	1/14/15	746,000	746,000
Citibank NA	0.220%	1/15/15	696,000	696,000
Citibank NA	0.210%	1/22/15	198,000	198,000
Citibank NA	0.210%	2/2/15	300,000	300,000
Citibank NA	0.210%	2/5/15	495,000	495,000
Citibank NA	0.210%	2/12/15	228,000	228,000
Citibank NA	0.210%	2/17/15	130,000	130,000
Citibank NA	0.210%	3/17/15	330,000	330,000
JPMorgan Chase Bank NA	0.180%	3/10/15	1,000,000	1,000,000
JPMorgan Chase Bank NA	0.190%	3/18/15	400,000	400,000
JPMorgan Chase Bank NA	0.190%	3/20/15	250,000	250,000
JPMorgan Chase Bank NA	0.200%	4/2/15	1,080,000	1,080,000
State Street Bank & Trust Co.	0.200%	12/15/14	538,000	538,000
3 State Street Bank & Trust Co.	0.205%	12/15/14	500,000	500,000
3 State Street Bank & Trust Co.	0.195%	4/22/15	750,000	750,000
3 State Street Bank & Trust Co.	0.193%	5/14/15	532,000	532,000
3 Wells Fargo Bank NA	0.226%	1/29/15	612,000	612,000
3 Wells Fargo Bank NA	0.224%	2/11/15	495,000	495,000
3 Wells Fargo Bank NA	0.195%	2/20/15	360,000	360,000
3 Wells Fargo Bank NA	0.227%	3/3/15	480,000	480,000
3 Wells Fargo Bank NA	0.225%	3/24/15	400,000	400,000
3 Wells Fargo Bank NA	0.227%	4/1/15	160,000	160,000
Wells Fargo Bank NA	0.230%	4/8/15	45,000	45,000
3 Wells Fargo Bank NA	0.235%	5/15/15	420,000	420,000
3 Wells Fargo Bank NA	0.236%	6/4/15	70,000	70,000
3 Wells Fargo Bank NA	0.256%	10/30/15	895,000	895,000
				12,151,500
Eurodollar Certificates of Deposit (2.2%)
National Australia Bank Ltd.	0.210%	12/4/14	255,000	255,000
3 National Australia Bank Ltd.	0.226%	3/4/15	500,000	500,000
3 National Australia Bank Ltd.	0.224%	3/11/15	630,000	630,000
3 National Australia Bank Ltd.	0.215%	4/9/15	840,000	840,000
3 National Australia Bank Ltd.	0.215%	4/21/15	200,000	200,000
3 National Australia Bank Ltd.	0.215%	4/22/15	535,000	535,000
				2,960,000
Yankee Certificates of Deposit (21.0%)
3 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.205%	1/12/15	79,000	79,000
3 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.221%	3/9/15	50,000	49,999
Bank of Montreal (Chicago Branch)	0.180%	12/3/14	500,000	500,000
Bank of Montreal (Chicago Branch)	0.180%	12/8/14	636,000	636,000
3 Bank of Montreal (Chicago Branch)	0.186%	12/8/14	115,000	115,000

Bank of Montreal (Chicago Branch)	0.180%	12/10/14	500,000	500,000
Bank of Montreal (Chicago Branch)	0.180%	12/10/14	128,000	128,000
Bank of Montreal (Chicago Branch)	0.180%	2/9/15	600,000	600,000
Bank of Montreal (Chicago Branch)	0.180%	2/19/15	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.200%	12/4/14	645,000	645,000
Bank of Nova Scotia (Houston Branch)	0.220%	12/12/14	208,000	208,000
Bank of Nova Scotia (Houston Branch)	0.230%	2/18/15	430,000	429,995
Bank of Nova Scotia (Houston Branch)	0.230%	3/11/15	860,000	860,000
Bank of Nova Scotia (Houston Branch)	0.210%	4/20/15	380,000	380,000
DNB Bank ASA (New York Branch)	0.200%	3/20/15	200,000	200,000
DNB Bank ASA (New York Branch)	0.190%	3/23/15	200,000	199,997
Nordea Bank Finland plc (New York Branch)	0.215%	12/1/14	215,000	215,000
Nordea Bank Finland plc (New York Branch)	0.195%	2/2/15	100,000	99,999
Nordea Bank Finland plc (New York Branch)	0.195%	2/17/15	750,000	749,992
Nordea Bank Finland plc (New York Branch)	0.220%	3/23/15	1,000,000	999,984
Nordea Bank Finland plc (New York Branch)	0.215%	5/1/15	455,000	454,990
Nordea Bank Finland plc (New York Branch)	0.240%	5/26/15	765,000	764,981
Rabobank Nederland (New York Branch)	0.210%	12/5/14	50,000	50,000
Rabobank Nederland (New York Branch)	0.180%	3/16/15	830,000	830,000
Rabobank Nederland (New York Branch)	0.215%	3/23/15	95,000	94,999
3 Rabobank Nederland (New York Branch)	0.202%	4/2/15	750,000	750,000
3 Rabobank Nederland (New York Branch)	0.200%	4/9/15	750,000	750,000
3 Rabobank Nederland (New York Branch)	0.205%	5/8/15	472,000	471,990
Rabobank Nederland (New York Branch)	0.220%	5/21/15	518,000	518,000
Rabobank Nederland (New York Branch)	0.220%	5/29/15	300,000	300,000
3 Royal Bank of Canada (New York Branch)	0.207%	12/1/14	440,000	440,000
3 Royal Bank of Canada (New York Branch)	0.234%	2/12/15	90,500	90,500
3 Royal Bank of Canada (New York Branch)	0.235%	2/20/15	157,250	157,250
3 Royal Bank of Canada (New York Branch)	0.235%	2/23/15	546,000	546,009
3 Royal Bank of Canada (New York Branch)	0.236%	3/4/15	497,000	497,000
3 Royal Bank of Canada (New York Branch)	0.235%	3/24/15	300,000	300,000
3 Royal Bank of Canada (New York Branch)	0.196%	4/27/15	380,000	380,000
Skandinaviska Enskilda Banken (New York
Branch)	0.170%	12/10/14	1,000,000	999,999
Skandinaviska Enskilda Banken (New York
Branch)	0.170%	12/11/14	500,000	499,999
Skandinaviska Enskilda Banken (New York
Branch)	0.170%	12/15/14	645,000	644,999
Skandinaviska Enskilda Banken (New York
Branch)	0.200%	2/2/15	631,000	630,995
Svenska HandelsBanken (New York Branch)	0.200%	12/1/14	124,000	124,000
Svenska HandelsBanken (New York Branch)	0.175%	12/9/14	275,000	275,000
Svenska HandelsBanken (New York Branch)	0.215%	12/12/14	495,000	495,000
Svenska HandelsBanken (New York Branch)	0.200%	12/15/14	520,000	520,000
Svenska HandelsBanken (New York Branch)	0.200%	12/17/14	185,000	185,000
Svenska HandelsBanken (New York Branch)	0.190%	2/10/15	89,250	89,252
Svenska HandelsBanken (New York Branch)	0.170%	2/17/15	411,000	411,000
Svenska HandelsBanken (New York Branch)	0.220%	3/12/15	650,000	650,000
Svenska HandelsBanken (New York Branch)	0.220%	3/19/15	485,000	485,000
Swedbank AB (New York Branch)	0.170%	12/2/14	400,000	400,000
Swedbank AB (New York Branch)	0.150%	12/18/14	860,000	860,000
Swedbank AB (New York Branch)	0.165%	12/22/14	380,000	380,000
3 Toronto Dominion Bank (New York Branch)	0.214%	12/19/14	302,000	302,000
3 Toronto Dominion Bank (New York Branch)	0.217%	2/3/15	495,000	495,000
3 Toronto Dominion Bank (New York Branch)	0.215%	2/6/15	500,000	500,000
Toronto Dominion Bank (New York Branch)	0.210%	4/2/15	76,000	76,000
Toronto Dominion Bank (New York Branch)	0.180%	4/6/15	930,000	930,000

Toronto Dominion Bank (New York Branch)	0.215%	4/29/15	200,000	200,000
Toronto Dominion Bank (New York Branch)	0.215%	5/1/15	320,000	320,000
3 Toronto Dominion Bank (New York Branch)	0.215%	5/18/15	400,000	400,000
Toronto Dominion Bank (New York Branch)	0.200%	5/19/15	225,000	225,000
3 Toronto Dominion Bank (New York Branch)	0.226%	6/8/15	296,000	296,000
3 Toronto Dominion Bank (New York Branch)	0.225%	6/17/15	205,000	205,000
3 Westpac Banking Corp. (New York Branch)	0.224%	12/12/14	299,000	299,000
3 Westpac Banking Corp. (New York Branch)	0.226%	12/29/14	230,000	230,000
3 Westpac Banking Corp. (New York Branch)	0.226%	1/6/15	130,000	129,999
3 Westpac Banking Corp. (New York Branch)	0.225%	7/16/15	200,000	199,993
				27,599,921
Total Certificates of Deposit (Cost $42,711,421)				42,711,421
Other Notes (1.9%)
Bank of America NA	0.180%	12/3/14	297,000	297,000
Bank of America NA	0.180%	12/11/14	495,000	495,000
Bank of America NA	0.190%	12/15/14	384,000	384,000
Bank of America NA	0.190%	12/16/14	115,500	115,500
Bank of America NA	0.200%	2/2/15	230,000	230,000
Bank of America NA	0.200%	4/1/15	148,000	148,000
3 US Bank National Assn.	0.192%	5/4/15	758,000	758,000
Total Other Notes (Cost $2,427,500)				2,427,500
Repurchase Agreements (1.0%)
Bank of Nova Scotia
(Dated 11/28/14, Repurchase Value
$359,002,000, collateralized by U.S.
Treasury Inflation Indexed Note/Bond
0.125-2.000%, 4/15/16-2/15/44, and U.S.
Treasury Note/Bond 0.250-4.375%,
4/15/15-5/15/40, with a value of
$366,180,000)	0.080%	12/1/14	359,000	359,000
Federal Reserve Bank of New York
(Dated 11/28/14, Repurchase Value
$952,006,000, collateralized by U.S.
Treasury Note/Bond 3.625-3.875%,
5/15/18-2/15/21, with a value of
$952,006,000)	0.070%	12/1/14	952,000	952,000
Total Repurchase Agreements (Cost $1,311,000)				1,311,000
			Shares
Money Market Fund (1.3%)
7 Vanguard Municipal Cash Management Fund
(Cost $1,743,730)	0.044%		1,743,730,381	1,743,730

			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (0.1%)
8 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.040%	1/1/29	25,500	25,500
8 District of Columbia Revenue (Washington
Drama Society) VRDO	0.040%	7/1/47	400	400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.060%	9/1/38	12,940	12,940
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.060%	9/1/36	41,200	41,200

8	Warren County KY Revenue (Western
	Kentucky University Student Life
	Foundation Inc. Project) VRDO	0.050%	6/1/30	14,900	14,900
8	Wisconsin Health & Educational Facilities
	Authority Revenue (Gundersen Lutheran)
	VRDO	0.080%	8/15/41	11,000	11,000
8	Wisconsin Health & Educational Facilities
	Authority Revenue (University of Wisconsin
	Medical Foundation) VRDO	0.070%	5/1/30	20,695	20,695
Total Tax-Exempt Municipal Bonds (Cost $126,635)					126,635
Corporate Bonds (1.4%)
Finance (0.3%)
	Banking (0.3%)
3,6 Commonwealth Bank of Australia		1.034%	9/18/15	56,550	56,907
3	Royal Bank of Canada	0.461%	1/6/15	265,500	265,564
					322,471
Industrial (1.1%)
	Consumer Cyclical (1.1%)
3	Toyota Motor Credit Corp.	0.230%	1/14/15	225,000	225,002
3	Toyota Motor Credit Corp.	0.384%	3/10/15	24,635	24,647
3	Toyota Motor Credit Corp.	0.234%	6/10/15	596,000	596,000
3	Toyota Motor Credit Corp.	0.234%	8/26/15	385,000	385,000
3	Toyota Motor Credit Corp.	0.384%	9/18/15	8,520	8,528
3	Toyota Motor Credit Corp.	0.233%	10/29/15	266,000	266,000
					1,505,177
Total Corporate Bonds (Cost $1,827,648)					1,827,648
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
3	Province of Ontario	0.385%	4/1/15	176,000	176,109
	Province of Ontario	4.500%	2/3/15	114,000	114,856
	Province of Ontario	2.950%	2/5/15	99,500	99,998
Total Sovereign Bonds (Cost $390,963)					390,963
Taxable Municipal Bonds (0.3%)
6,8 BlackRock Municipal Bond Trust TOB VRDO		0.160%	12/31/15	18,105	18,105
6,8 BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.160%	12/31/15	9,660	9,660
6,8 BlackRock Municipal Income Trust TOB
	VRDO	0.160%	12/31/15	207,000	207,000
6,8 BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.160%	12/31/15	40,385	40,385
6,8 BlackRock MuniHoldings Fund, Inc. TOB
	VRDO	0.160%	12/31/15	19,165	19,165
6,8 BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.160%	12/31/15	100,000	100,000
6,8 BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.160%	12/31/15	38,905	38,905
6,8 BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.160%	12/31/15	12,910	12,910
6,8 BlackRock Strategic Municipal Trust TOB
	VRDO	0.160%	12/31/15	9,820	9,820
6,8 Los Angeles CA Department of Water &
	Power Revenue TOB VRDO	0.200%	7/1/50	13,000	13,000
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.200%	6/1/40	13,100	13,100
6	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.200%	2/1/40	6,400	6,400
Total Taxable Municipal Bonds (Cost $488,450)					488,450

Total Investments (98.3%) (Cost $129,460,207)	129,460,207
Other Assets and Liabilities-Net (1.7%)	2,198,342
Net Assets (100%)	131,658,549

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At November 30, 2014, the aggregate value of these securities was $22,182,331,000, representing 16.8% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate value of these securities was $857,821,000, representing 0.7% of net assets.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair

Prime Money Market Fund

value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Federal Money Market Fund

Schedule of Investments
As of November 30, 2014

				Face	Market
			Maturity	Amount	Value
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (97.1%)
2	Fannie Mae Discount Notes	0.070%–0.090%	12/1/14	34,062	34,062
2	Fannie Mae Discount Notes	0.060%–0.100%	12/3/14	61,900	61,900
2	Fannie Mae Discount Notes	0.050%–0.110%	12/10/14	18,882	18,882
2	Fannie Mae Discount Notes	0.100%	12/12/14	3,350	3,350
2	Fannie Mae Discount Notes	0.060%–0.070%	12/15/14	3,425	3,425
2	Fannie Mae Discount Notes	0.095%–0.110%	12/17/14	33,040	33,038
2	Fannie Mae Discount Notes	0.060%–0.100%	12/24/14	11,769	11,768
2	Fannie Mae Discount Notes	0.035%	12/31/14	80,202	80,200
2	Fannie Mae Discount Notes	0.095%	1/2/15	3,860	3,860
2	Fannie Mae Discount Notes	0.080%–0.090%	1/5/15	12,451	12,450
2	Fannie Mae Discount Notes	0.060%–0.080%	1/12/15	15,128	15,127
2	Fannie Mae Discount Notes	0.080%	1/14/15	2,200	2,200
2	Fannie Mae Discount Notes	0.070%	1/15/15	4,460	4,460
2	Fannie Mae Discount Notes	0.070%–0.080%	1/20/15	5,759	5,758
2	Fannie Mae Discount Notes	0.100%–0.110%	1/21/15	26,480	26,476
2	Fannie Mae Discount Notes	0.080%–0.105%	1/28/15	39,365	39,359
2	Fannie Mae Discount Notes	0.120%	1/30/15	1,000	1,000
2	Fannie Mae Discount Notes	0.060%	2/2/15	31,095	31,092
2	Fannie Mae Discount Notes	0.080%–0.115%	2/4/15	24,865	24,861
2	Fannie Mae Discount Notes	0.070%–0.100%	2/9/15	5,770	5,769
2	Fannie Mae Discount Notes	0.060%–0.105%	2/17/15	39,380	39,373
2	Fannie Mae Discount Notes	0.075%–0.085%	2/18/15	11,557	11,555
2	Fannie Mae Discount Notes	0.092%–0.095%	2/25/15	4,518	4,517
2	Fannie Mae Discount Notes	0.070%–0.100%	2/26/15	51,100	51,091
2	Fannie Mae Discount Notes	0.070%–0.110%	3/2/15	54,409	54,398
2	Fannie Mae Discount Notes	0.070%–0.100%	3/3/15	14,600	14,597
2	Fannie Mae Discount Notes	0.090%–0.100%	3/4/15	20,902	20,897
2	Fannie Mae Discount Notes	0.080%–0.090%	3/11/15	13,832	13,829
2	Fannie Mae Discount Notes	0.070%–0.120%	3/16/15	44,064	44,050
2	Fannie Mae Discount Notes	0.075%–0.110%	3/18/15	18,390	18,385
2	Fannie Mae Discount Notes	0.080%–0.090%	3/25/15	11,327	11,324
2	Fannie Mae Discount Notes	0.090%	4/1/15	1,646	1,645
2	Fannie Mae Discount Notes	0.070%–0.100%	4/6/15	24,530	24,523
2	Fannie Mae Discount Notes	0.090%	4/8/15	5,900	5,898
2	Fannie Mae Discount Notes	0.110%	4/13/15	6,610	6,607
2	Fannie Mae Discount Notes	0.100%	5/1/15	2,397	2,396
2	Fannie Mae Discount Notes	0.130%	6/1/15	5,000	4,997
3	Federal Home Loan Bank Discount Notes	0.070%–0.110%	12/3/14	38,100	38,100
3	Federal Home Loan Bank Discount Notes	0.035%–0.074%	12/5/14	57,141	57,141
3	Federal Home Loan Bank Discount Notes	0.080%	12/10/14	2,904	2,904
3	Federal Home Loan Bank Discount Notes	0.100%	12/11/14	3,000	3,000
3	Federal Home Loan Bank Discount Notes	0.070%	12/12/14	2,000	2,000
3	Federal Home Loan Bank Discount Notes	0.110%	12/17/14	1,250	1,250
3	Federal Home Loan Bank Discount Notes	0.100%	12/24/14	2,190	2,190
3	Federal Home Loan Bank Discount Notes	0.070%	12/31/14	25,000	24,999
3	Federal Home Loan Bank Discount Notes	0.090%–0.100%	1/9/15	7,897	7,896
3	Federal Home Loan Bank Discount Notes	0.070%–0.080%	1/14/15	8,300	8,299
3	Federal Home Loan Bank Discount Notes	0.080%–0.105%	1/16/15	20,250	20,248
3	Federal Home Loan Bank Discount Notes	0.080%–0.110%	1/20/15	7,000	6,999
3	Federal Home Loan Bank Discount Notes	0.080%–0.095%	1/21/15	12,700	12,698

3	Federal Home Loan Bank Discount Notes	0.068%–0.080%	1/23/15	32,000	31,997
3	Federal Home Loan Bank Discount Notes	0.080%–0.084%	1/28/15	32,564	32,560
3	Federal Home Loan Bank Discount Notes	0.100%–0.130%	1/29/15	10,450	10,448
3	Federal Home Loan Bank Discount Notes	0.070%	1/30/15	20,000	19,998
3	Federal Home Loan Bank Discount Notes	0.100%–0.101%	2/6/15	6,199	6,198
3	Federal Home Loan Bank Discount Notes	0.090%–0.100%	2/18/15	7,700	7,698
3	Federal Home Loan Bank Discount Notes	0.100%	2/23/15	1,500	1,500
3	Federal Home Loan Bank Discount Notes	0.090%	2/25/15	3,050	3,049
3	Federal Home Loan Bank Discount Notes	0.090%	2/27/15	2,400	2,399
3	Federal Home Loan Bank Discount Notes	0.090%–0.110%	3/3/15	2,796	2,795
3	Federal Home Loan Bank Discount Notes	0.090%–0.100%	3/4/15	12,336	12,333
3	Federal Home Loan Bank Discount Notes	0.080%–0.100%	3/6/15	20,360	20,355
3	Federal Home Loan Bank Discount Notes	0.090%	3/11/15	1,500	1,500
3	Federal Home Loan Bank Discount Notes	0.090%	3/13/15	14,924	14,920
3	Federal Home Loan Bank Discount Notes	0.080%–0.085%	3/18/15	3,098	3,097
3	Federal Home Loan Bank Discount Notes	0.100%	3/20/15	1,900	1,899
3	Federal Home Loan Bank Discount Notes	0.100%	3/25/15	1,300	1,300
3	Federal Home Loan Bank Discount Notes	0.085%	3/27/15	2,100	2,099
3	Federal Home Loan Bank Discount Notes	0.085%	3/30/15	4,300	4,299
3	Federal Home Loan Bank Discount Notes	0.100%	4/17/15	6,030	6,028
3	Federal Home Loan Bank Discount Notes	0.110%	5/1/15	2,900	2,899
3	Federal Home Loan Bank Discount Notes	0.110%	5/6/15	7,700	7,696
3,4 Federal Home Loan Banks		0.104%	12/19/14	41,000	41,000
3,4 Federal Home Loan Banks		0.101%	2/5/15	120,000	119,999
3,4 Federal Home Loan Banks		0.094%	2/13/15	45,000	44,999
3,4 Federal Home Loan Banks		0.095%	2/20/15	60,000	59,997
3,4 Federal Home Loan Banks		0.096%	2/27/15	50,000	49,999
3,4 Federal Home Loan Banks		0.116%	3/10/15	2,500	2,500
2,4 Federal Home Loan Mortgage Corp.		0.155%	12/5/14	5,000	5,000
2,4 Federal Home Loan Mortgage Corp.		0.143%	6/26/15	105,000	105,020
2,4 Federal Home Loan Mortgage Corp.		0.145%	7/16/15	50,000	50,010
2,4 Federal Home Loan Mortgage Corp.		0.145%	7/17/15	50,000	50,011
2,4 Federal Home Loan Mortgage Corp.		0.135%	10/16/15	52,710	52,720
2,4 Federal Home Loan Mortgage Corp.		0.145%	11/25/15	85,000	85,009
2,4 Federal National Mortgage Assn.		0.165%	1/20/15	10,000	10,001
2,4 Federal National Mortgage Assn.		0.126%	2/27/15	82,000	81,996
2,4 Federal National Mortgage Assn.		0.125%	8/5/15	30,000	29,996
2,4 Federal National Mortgage Assn.		0.145%	10/21/15	60,000	60,017
2	Freddie Mac Discount Notes	0.100%	12/1/14	3,081	3,081
2	Freddie Mac Discount Notes	0.100%	12/8/14	14,000	14,000
2	Freddie Mac Discount Notes	0.070%–0.100%	12/11/14	29,569	29,568
2	Freddie Mac Discount Notes	0.085%	12/15/14	1,000	1,000
2	Freddie Mac Discount Notes	0.100%–0.110%	12/22/14	15,080	15,079
2	Freddie Mac Discount Notes	0.100%	12/29/14	16,250	16,249
2	Freddie Mac Discount Notes	0.070%–0.120%	1/12/15	4,100	4,099
2	Freddie Mac Discount Notes	0.075%–0.130%	1/13/15	18,950	18,948
2	Freddie Mac Discount Notes	0.120%	1/14/15	1,005	1,005
2	Freddie Mac Discount Notes	0.130%	1/20/15	3,334	3,333
2	Freddie Mac Discount Notes	0.110%	1/21/15	4,900	4,899
2	Freddie Mac Discount Notes	0.080%–0.120%	1/22/15	6,425	6,424
2	Freddie Mac Discount Notes	0.060%	1/28/15	12,300	12,299
2	Freddie Mac Discount Notes	0.100%	2/2/15	7,300	7,299
2	Freddie Mac Discount Notes	0.065%–0.080%	2/3/15	5,877	5,876
2	Freddie Mac Discount Notes	0.105%	2/4/15	1,000	1,000
2	Freddie Mac Discount Notes	0.080%	2/5/15	4,500	4,499
2	Freddie Mac Discount Notes	0.070%–0.100%	2/6/15	8,557	8,556
2	Freddie Mac Discount Notes	0.080%–0.140%	2/9/15	3,405	3,404

2 Freddie Mac Discount Notes	0.070%	2/11/15	3,100	3,100
2 Freddie Mac Discount Notes	0.090%–0.110%	2/13/15	4,000	3,999
2 Freddie Mac Discount Notes	0.100%	2/19/15	5,200	5,199
2 Freddie Mac Discount Notes	0.090%	2/23/15	2,200	2,200
2 Freddie Mac Discount Notes	0.100%	3/2/15	2,157	2,156
2 Freddie Mac Discount Notes	0.100%	3/5/15	381	381
2 Freddie Mac Discount Notes	0.080%–0.100%	3/6/15	50,518	50,506
2 Freddie Mac Discount Notes	0.065%–0.100%	3/9/15	29,478	29,471
2 Freddie Mac Discount Notes	0.080%–0.100%	3/11/15	21,300	21,294
2 Freddie Mac Discount Notes	0.090%	3/12/15	10,000	9,997
2 Freddie Mac Discount Notes	0.079%–0.110%	3/16/15	37,500	37,490
2 Freddie Mac Discount Notes	0.080%–0.110%	3/17/15	93,997	93,969
2 Freddie Mac Discount Notes	0.075%–0.120%	3/19/15	32,060	32,051
2 Freddie Mac Discount Notes	0.100%–0.110%	3/25/15	7,076	7,074
2 Freddie Mac Discount Notes	0.100%–0.110%	3/30/15	6,210	6,208
2 Freddie Mac Discount Notes	0.100%	4/2/15	2,000	1,999
2 Freddie Mac Discount Notes	0.090%	4/6/15	3,700	3,699
2 Freddie Mac Discount Notes	0.090%	4/9/15	8,933	8,930
2 Freddie Mac Discount Notes	0.100%	4/23/15	1,700	1,699
United States Treasury Bill	0.060%	12/11/14	25,000	25,000
United States Treasury Bill	0.068%	12/18/14	25,000	24,999
United States Treasury Bill	0.065%	1/2/15	25,000	24,999
United States Treasury Bill	0.070%	5/21/15	20,000	19,993
United States Treasury Note/Bond	0.125%	12/31/14	105,000	105,008
United States Treasury Note/Bond	4.000%	2/15/15	25,000	25,203
United States Treasury Note/Bond	0.250%	2/28/15	37,000	37,016
United States Treasury Note/Bond	2.375%	2/28/15	67,500	67,883
United States Treasury Note/Bond	2.500%	3/31/15	30,417	30,660
United States Treasury Note/Bond	2.500%	4/30/15	15,000	15,151
United States Treasury Note/Bond	0.250%	5/15/15	15,000	15,012
United States Treasury Note/Bond	0.250%	5/31/15	45,000	45,038
United States Treasury Note/Bond	2.125%	5/31/15	1,246	1,259
United States Treasury Note/Bond	1.875%	6/30/15	35,000	35,361
Total U.S. Government and Agency Obligations (Cost $2,936,806)				2,936,806
Repurchase Agreements (0.9%)
Bank of Nova Scotia
(Dated 11/28/14, Repurchase Value
$15,300,000, collateralized by U.S.
Treasury Note/Bond 3.000%, 11/15/44, with
a value of $15,300,000)	0.080%	12/1/14	15,000	15,000
Federal Reserve Bank of New York
(Dated 11/28/14, Repurchase Value
$13,000,000, collateralized by U.S.
Treasury Note/Bond 4.625%, 2/15/40, with
a value of $13,000,000)	0.070%	12/1/14	13,000	13,000
Total Repurchase Agreements (Cost $28,000)				28,000
Total Investments (98.0%) (Cost $2,964,806)				2,964,806
Other Assets and Liabilities-Net (2.0%)				61,353
Net Assets (100%)				3,026,159

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

4 Adjustable-rate security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2014, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONEY MARKET RESERVES
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: January 21, 2015
VANGUARD MONEY MARKET RESERVES
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 21, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.